Non-cash share-based compensation - Summary of Information on Warrants Activity (Detail) - Warrants [member]	6 Months Ended	12 Months Ended
	Jun. 30, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Option exercisable, beginning balance	852,260	687,252
Option exercisable, ending balance	832,558	852,260	687,252
Weighted- average exercise price per share, beginning balance	€ 35.35	€ 27.74
Weighted- average exercise price per share, ending balance	€ 27.38	€ 35.35	€ 27.74
Option outstanding, beginning balance	918,927	918,927
Warrants outstanding, exercised	(19,702)
Option outstanding, ending balance	899,225	918,927	918,927
Weighted average exercise price per share, beginning balance	€ 35.12	€ 26.74
Weighted average exercise price per share, exercised	8.28
Weighted average exercise price per share, ending balance	€ 27.15	€ 35.12	€ 26.74
Remaining Average Useful Life	5 years 9 months 18 days	6 years 10 months 24 days	7 years 2 months 12 days